John Hancock Variable Insurance Trust
Supplement dated December 23, 2014
to the Statement of Additional Information dated April 30, 2014

The section under, “Appendix III – Portfolio Manager Information - John Hancock Asset Management a division of Manulife Asset Management (US) LLC” is amended and restated as follows for Strategic Income Opportunities Trust effective January 1, 2015:

The portfolio managers for Strategic Income Opportunities Trust are Daniel S. Janis III, Thomas

C. Goggins and Kisoo Park.

The following chart presents information regarding accounts other than the funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies; (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date.

The following table reflects information as of October 31, 2014:

Portfolio Manager	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Thomas C. Goggins	2	$3,652	17	$8,470	8	$1,391
Daniel S. Janis III	3	$4,051	21	$8,612	8	$1,391
Kisoo Park	2	$3,652	16	$6,838	8	$1,391

Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance

Portfolio Manager	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Thomas C. Goggins	0	$0	0	$0	1	$344
Daniel S. Janis III	0	$0	0	$0	1	$344
Kisoo Park	0	$0	0	$0	1	$344

Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds that they managed as of 10/31/2014.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC (“PIMCO”)

The section under, “Appendix III – Portfolio Manager Information - PACIFIC INVESTMENT MANAGEMENT COMPANY LLC (“PIMCO”)” is amended and restated as follows for Global Bond Trust effective January 1, 2015:

The following chart presents information regarding accounts other than the funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies; (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date.

The following table reflects information as of November 30, 2014:

Portfolio Manager	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Andrew Balls	10	$14,141.91	30	$21,441.52	36	$20,262.83
Sachin Gupta	11	$14,461.55	6	$2,004.06	4	$3,486.90
Lorenzo Pagani, Ph.D.	6	$10,374.97	16	$4,403.61	32	$8,968.95

Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance

Portfolio Manager	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Andrew Balls	0	$0	0	$0	6	$2,381.59
Sachin Gupta	0	$0	0	$0	1	$58.29
Lorenzo Pagani, Ph.D.	0	$0	6	$1,434.59	7	$1,565.39

Ownership of fund shares. The portfolio managers listed in the above table did not beneficially own any shares of the funds that they managed as of November 30, 2014.